Liabilities arising from securities (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Liabilities Arising From Securities
Balance at the beginning of the fiscal year	R$ 130,383,015	R$ 116,042,393	R$ 86,496,576
Issuances	39,541,342	75,404,958	60,583,109
Payments	(33,038,049)	(63,400,960)	(39,154,639)
Interest	3,778,418	4,998,766	6,951,908
Exchange differences and Others	(986,598)	(2,662,142)	1,165,439
Balance at the end of the fiscal year	R$ 139,678,128	R$ 130,383,015	R$ 116,042,393